United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	October 18, 2002

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	September 30, 2002

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	7

Form 13F Information Table Value Total:	$84,205
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107    18434   337003 SH       SOLE                   337003
CINTAS                         Common           172908105    17332   413460 SH       SOLE                   413460
ILLINOIS TOOL WORKS            Common           452308109     7845   134494 SH       SOLE                   134494
INTEL CORP                     Common           458140100    12789   920704 SH       SOLE                   920704
NEWS CORP LTD                  Common           652487703     1433    74459 SH       SOLE                    74459
NEWS CORP LTD SPONS ADR REPTSG Common           652487802    11967   720929 SH       SOLE                   720929
PROGRESSIVE CORP               Common           743315103    14405   284508 SH       SOLE                   284508